RESERVES FOR CLOSED PROPERTIES AND PROPERTY, PLANT AND EQUIPMENT-RELATED IMPAIRMENT CHARGES (Tables)	12 Months Ended
Feb. 23, 2013
Text Block [Abstract]
Changes in Company's Reserves

Changes in the Company’s reserves for closed properties consisted of the following:

	2013	2012	2011
Beginning balance	$72	$96	$64
Additions	16	9	42
Payments	(22)	(26)	(23)
Adjustments	(5)	(7)	13

Ending balance	$61	$72	$96